Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2024
Text block Explanatory [Abstract]
Summary of Intangible Assets
(1) Changes in intangible assets for the years ended December 31, 2023 and 2024, are as follows:

(in millions of Korean won)	2023
	Goodwill		Development costs	Software	Frequency usage rights	Others	Total
Acquisition cost	￦	1,037,887	1,803,687	1,156,951	2,617,707	1,532,061	8,148,293
Less: Accumulated amortization (including accumulated impairment loss and others)		(329,664)	(1,631,831)	(1,001,875)	(1,129,451)	(925,639)	(5,018,460)

Beginning, net		708,223	171,856	155,076	1,488,256	606,422	3,129,833
Acquisition and capital expenditure 1		—	33,078	38,603	37	238,019	309,737
Disposal and termination		—	(4,812)	(397)	—	(6,431)	(11,640)
Amortization 2		—	(63,052)	(52,265)	(350,276)	(226,316)	(691,909)
Impairment		(230,352)	(128)	(16)	—	(5,711)	(236,207)
Acquisition and disposition of businesses		6,207	—	(108)	—	(69)	6,030
Others		4,349	1,658	11,769	175	10,066	28,017

Ending, net	￦	488,427	138,600	152,662	1,138,192	615,980	2,533,861

Acquisition cost	￦	1,036,354	1,790,446	1,196,329	2,415,243	1,725,087	8,163,459
Less: Accumulated amortization (including accumulated impairment loss and others)		(547,927)	(1,651,846)	(1,043,667)	(1,277,051)	(1,109,107)	(5,629,598)

1	The amounts include the transferred amount from Property and Equipment account.

2	Amounts include ￦ 52,179 million which is the changed effect of useful life from Media Contents asset.

(in millions of Korean won)	2024
	Goodwill		Development costs	Software	Frequency usage rights	Others	Total
Acquisition cost	￦	1,036,354	1,790,446	1,196,329	2,415,243	1,725,087	8,163,459
Less: Accumulated amortization (including accumulated impairment loss and others)		(547,927)	(1,651,846)	(1,043,667)	(1,277,051)	(1,109,107)	(5,629,598)

Beginning, net		488,427	138,600	152,662	1,138,192	615,980	2,533,861
Acquisition and capital expenditure 1		—	12,417	23,404	—	185,424	221,245
Disposal and termination		—	(8,394)	(2,206)	—	(10,256)	(20,856)
Amortization		—	(39,959)	(50,811)	(348,297)	(212,582)	(651,649)
Impairment		(211,806)	—	(118)	—	(27,388)	(239,312)
Acquisition and disposition of businesses		(4,214)	—	(116)	—	(9,516)	(13,846)
Others		1,372	1,447	31,776	2,646	(3,944)	33,297

Ending, net	￦	273,779	104,111	154,591	792,541	537,718	1,862,740

Acquisition cost	￦	1,055,180	1,763,627	1,251,365	2,415,507	1,811,079	8,296,758
Less: Accumulated amortization (including accumulated impairment loss and others)		(781,401)	(1,659,516)	(1,096,774)	(1,622,966)	(1,273,361)	(6,434,018)

1	The amounts include the transferred amount from Property and Equipment account.
(2) The carrying amount of membership rights with an indefinite useful life not subject to amortization, except for goodwill, is
￦
203,227 million as of December 31, 2024 (December 31, 2023:
￦
212,910 million).

Summary of Goodwill Allocated to Each Cash-Generation Unit
(3) Goodwill is allocated to the Group’s cash-generating unit which is identified by operating segments. As of December 31, 2024, goodwill allocated to each cash-generating unit is as follows:

(in millions of Korean won)
Cash generating Unit	Amount

Mobile services 1,9	￦	65,057
BC Card Co., Ltd. 2		41,234
HCN Co., Ltd. 3		2,630
GENIE Music Corporation 4		38,296
MILLIE Co., Ltd. 5		54,725
PlayD Co., Ltd. 6		26,225
KT Telecop Co., Ltd. 7		15,418
Epsilon Global Communications Pte. Ltd. 8		—
KT MOS Bukbu Co., Ltd and others		30,194

Total	￦	273,779

1
The recoverable amounts of mobile services business are calculated based on value-in
use calculations. These calculations use discounted cash flow projections for the next five years based on financial budgets. This growth rate does not exceed the average growth rate of the industry which the cash-generating unit belongs in. In addition, management estimated the cash flow based on past performance and its expectation of market growth, and the discount rates 7.21% used reflected specific risks relating to the relevant CGU. As a result of the impairment test, the Group concluded that the carrying amount of the CGU does not exceed the recoverable amount. Accordingly, the Group did not recognize an impairment loss on goodwill on mobile business for the years ended December 31, 2022, 2023 and 2024.
2
The recoverable amounts of BC Card Co., Ltd. are calculated based on value-in
use calculations. These calculations use discounted cash flow projections for the next five years based on financial budgets. This growth rate does not exceed the average growth rate of the industry which the cash-generating unit belongs in. In addition, management estimated the cash flow based on past performance and its expectation of market growth, and the discount rates 4.09% used reflected specific risks relating to the relevant CGU. As a result of the impairment test, the Group concluded that the carrying amount of the CGU does not exceed the recoverable amount. Accordingly, the Group did not recognize an impairment loss on goodwill on BC Card Co., Ltd. for the years ended December 31, 2022, 2023 and 2024.

3
The recoverable amounts of HCN Co., Ltd. are calculated based on value-in
use calculations. These calculations use discounted cash flow projections for the next five years based on financial budgets. This growth rate does not exceed the average growth rate of the industry which the cash-generating unit belongs in. The Group estimated its revenue growth rate 2.21% based on past performance and its expectation of future market changes. In addition, management estimated the cash flow based on past performance and its expectation of market growth, and the discount rates 6.97% used reflected specific risks relating to the relevant CGU. As a result of the impairment test, HCN’s recoverable amount was KRW 2,630 million, which was less than the carrying amount, and KRW 126,058 million of the impairment loss was recorded as goodwill in full and reflected in operating expenses.

4
The recoverable amounts of GENIE Music Corporation are calculated based on value-in
use calculations. These calculations use discounted cash flow projections for the next five years based on financial budgets. A terminal growth rate of 0.0% was applied for the cash flows expected to be incurred after five years. This growth rate does not exceed the average growth rate of the industry which the cash-generating unit belongs in. The Group estimated its revenue growth rate 4.51% based on past performance and its expectation of future market changes. In addition, management estimated the cash flow based on past performance and its expectation of market growth, and the discount rates 17.28% used reflected specific risks relating to the relevant CGU. As a result of the impairment test, GENIE’s recoverable amount was KRW 38,296 million, which was less than the carrying amount, and KRW 11,918 million of the impairment loss was recorded as goodwill in full and reflected in operating expenses.

5
The recoverable amounts of MILLIE Co., Ltd. are calculated based on value-in
use calculations. These calculations use discounted cash flow projections for the next four years based on financial budgets. A terminal growth rate of 1.0% was applied for the cash flows expected to be incurred after four years. This growth rate does not exceed the average growth rate of the industry which the cash-generating unit belongs in. In addition, management estimated the cash flow based on past performance and its expectation of market growth, and the discount rates 17.19% used reflected specific risks relating to the relevant CGU. As a result of the impairment test, the Group concluded that the carrying amount of the CGU does not exceed the recoverable amount. Accordingly, the Group did not recognize an impairment loss on goodwill on MILLIE Co., Ltd. for the years ended December 31, 2022, 2023 and 2024.

6
The recoverable amounts of PlayD Co., Ltd. are calculated based on value-in
use calculations. These calculations use discounted cash flow projections for the next five years based on financial budgets. A terminal growth rate of 1.0% was applied for the cash flows expected to be incurred after five years. This growth rate does not exceed the average growth rate of the industry which the cash-generating unit belongs in. In addition, management estimated the cash flow based on past performance and its expectation of market growth, and the discount rates 17.28% used reflected specific risks relating to the relevant CGU. As a result of the impairment test, PlayD’s recoverable amount was KRW 26,225 million, which was less than the carrying amount, and KRW 13,843 million of the impairment loss was recorded as goodwill in full and reflected in operating expenses.
7
The recoverable amounts of KT Telecop Co., Ltd. are calculated based on value-in
use calculations. These calculations use discounted cash flow projections for the next five years based on financial budgets. A terminal growth rate of 1.0% was applied for the cash flows expected to be incurred after five years. This growth rate does not exceed the average growth rate of the industry which the cash-generating unit belongs in. In addition, management estimated the cash flow based on past performance and its expectation of market growth, and the discount rates 8.25% used reflected specific risks relating to the relevant CGUs. As a result of the impairment test, the Group concluded that the carrying amount of the CGU does not exceed the recoverable amount. Accordingly, the Group did not recognize an impairment loss on goodwill on KT Telecop Co., Ltd. for the years ended December 31, 2022, 2023 and 2024.

8
The recoverable amounts of Epsilon Global Communications Pte. Ltd. are calculated based on value-in
use calculations. These calculations use discounted cash flow projections for the next five years based on financial budgets. A terminal growth rate of 1.0% was applied for the cash flows expected to be incurred after five
years. This growth rate does not exceed the average growth rate of the industry which the cash-generating unit belongs in. In addition, management estimated the cash flow based on past performance and its expectation of market growth, and the discount rates 6.97% used reflected specific risks relating to the relevant CGU. As a result of the impairment test, Epsilon Global Communications’ recoverable amount was KRW 0, which was less than the carrying amount, and KRW 48,312 million of the impairment loss was recorded as goodwill in full and reflected in operating expenses.

9
The Group performed its impairment assessment for long-lived assets attributed to the Information and Communication Technology (“ICT”) reporting segment, which includes the Cash-Generating Units of Mobile, Fixed line, and Corporate Services (the “CGUs”). The Group compared the carrying value of each CGU to the estimated recoverable amount. The recoverable amounts of ICT reporting segment are calculated based on value-in
use calculations. These calculations use discounted cash flow projections for the next five years based on financial budgets. A terminal growth rate of 0.0% was applied for the cash flows expected to be incurred after five years. This growth rate does not exceed the average growth rate of the industry which the cash-generating unit belongs in. In addition, management estimated the cash flow based on past performance and its expectation of market growth, and the discount rate 7.21%. Accordingly, the Group did not recognize an impairment loss on ICT reporting segment for the years ended December 31, 2022, 2023 and 2024.